Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income (loss)	$ 5,878	$ 5,607
Adjustments:
Increase (decrease) in insurance contract net liabilities (note 6)	9,435	10,697
Decrease (increase) in investment contract liabilities	504	435
(Increase) decrease in reinsurance contract assets, excluding reinsurance transaction noted below (note 6)	(613)	974
Amortization of (premium) discount on invested assets	(290)	(141)
Contractual service margin (“CSM”) amortization	(2,376)	(1,998)
Other amortization	869	581
Net realized and unrealized (gains) losses and impairment on assets	(860)	(2,845)
Deferred income tax expenses (recoveries)	311	470
Net loss on reinsurance transactions (pre-tax) (note 6)	71	0
Stock option expense	0	2
Cash provided by operating activities before undernoted items	12,929	13,782
Changes in policy related and operating receivables and payables	13,565	6,641
Cash provided by (used in) operating activities	26,494	20,423
Investing activities
Purchases and mortgage advances	(131,123)	(84,021)
Disposals and repayments	112,671	70,281
Change in investment broker net receivables and payables	290	21
Net cash increase (decrease) from sale (purchase) of subsidiaries	(297)	(1)
Cash provided by (used in) investing activities	(18,459)	(13,720)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	460	(693)
Issue of capital instruments, net (note 10)	2,591	1,194
Redemption of capital instruments (note 10)	(1,886)	(600)
Secured borrowing from securitization transactions	667	537
Change in deposits from Bank clients, net	413	(895)
Lease payments	(118)	(98)
Shareholders’ dividends and other equity distributions	(3,159)	(2,972)
Contributions from (distributions to) non-controlling interests, net	(14)	(14)
Common shares repurchased (note 11)	(3,272)	(1,595)
Common shares issued, net (note 11)	144	94
Cash provided by (used in) financing activities	(4,174)	(5,042)
Cash and short-term securities
Increase (decrease) during the year	3,861	1,661
Effect of foreign exchange rate changes on cash and short-term securities	1,197	(412)
Balance, beginning of year	19,884	18,635
Balance, end of year	24,942	19,884
Cash and short-term securities
Gross cash and short-term securities at beginning of period	20,338	19,153
Net payments in transit, included in other liabilities beginning balance	(454)	(518)
Balance, beginning of year	19,884	18,635
Gross cash and short-term securities at end of year	25,789	20,338
Net payments in transit, included in other liabilities ending balance	(847)	(454)
Balance, end of year	24,942	19,884
Supplemental disclosures on cash flow information
Interest received	13,496	12,768
Interest paid	1,574	1,548
Income taxes paid	$ 755	$ 436